Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not grant option awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information based on option award grant dates or for the purpose of affecting the value of executive or director compensation.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant option awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information based on option award grant dates or for the purpose of affecting the value of executive or director compensation.
MNPI Disclosure Timed for Compensation Value	false